Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Gross		$ 0	$ 481
Less accumulated depreciation		0	(165)
Property, Plant and Equipment, Net	$ 97	0	316
Computers And Software [Member]
Property, Plant and Equipment, Gross		0	103
Equipment [Member]
Property, Plant and Equipment, Gross		0	284
Furniture and fixtures [Member]
Property, Plant and Equipment, Gross		$ 0	$ 94